Basis of Preparation	9 Months Ended
Sep. 30, 2014
Basis of Preparation
Basis of Preparation

1. Basis of Preparation

        AerCap Trust, a legal entity formed on February 5, 2014, was formed to facilitate the transfer of substantially all of ILFC's assets and liabilities into AerCap's existing Irish operations. AerCap Trust's business operations relate primarily to ILFC, which it acquired on May 14, 2014. AerCap Ireland Capital Limited, a wholly-owned subsidiary of AerCap Ireland Limited, and ILFC, an indirect subsidiary of AerCap Trust, are the sole beneficiaries of AerCap Trust. Neither AerCap Ireland Limited nor AerCap Ireland Capital Limited are consolidated into the financial statements presented herein, but are related parties to the consolidated AerCap Trust.

        Prior to May 14, 2014, ILFC was an indirect wholly-owned subsidiary of AIG. On December 16, 2013, AIG entered into an agreement with AerCap and AerCap Ireland Limited, a wholly-owned subsidiary of AerCap for the sale of 100 percent of ILFC's common stock for consideration consisting of $2.4 billion in cash and 97,560,976 newly-issued AerCap common shares (the "AerCap Transaction"). In addition, ILFC paid a special dividend of $600.0 million to AIG prior to the consummation of the AerCap Transaction. On May 14, 2014 (the "Closing Date"), the AerCap Transaction was completed.

        On the Closing Date, immediately after consummation of the AerCap Transaction, all of ILFC's assets were transferred substantially as an entirety to AerCap Trust, and AerCap Trust assumed substantially all of the liabilities of ILFC (the "Reorganization"). In connection with the Reorganization, ILFC entered into amendments to certain of its debt agreements which, in part, provide that AerCap Trust succeed ILFC as the issuer under these debt agreements, while ILFC has also agreed to remain an obligor under the debt agreements.

        Following the completion of the AerCap Transaction, we measured the identifiable assets acquired, the liabilities assumed, and non-controlling interest at the Closing Date fair value by applying the acquisition method of accounting. Accordingly, a new basis of accounting was established and, for accounting purposes the old entity, the Predecessor, was terminated and a new entity, the Successor, was created. Predecessor represents ILFC and its consolidated subsidiaries' historical accounting basis and covers the time period prior to May 14, 2014. Successor represents AerCap Trust from its inception on February 5, 2014 and ILFC and its subsidiaries consolidated with AerCap Trust for the time period on and after May 14, 2014, reflecting the assets and liabilities at fair value by allocating the purchase price to the identifiable assets acquired and liabilities assumed and non-controlling interest pursuant to accounting guidance related to business combinations. The distinction has been made throughout this Quarterly Report through the inclusion of a vertical line between the Predecessor and Successor columns. These separate periods are presented in order to reflect our new accounting basis as of the Closing Date, after applying the acquisition method of accounting. Results presented for periods subsequent to the AerCap Transaction reflect Successor accounting policies. The timing and amount of revenues and expenses recognized in results of operations and the classification of amounts recorded in the financial statements in periods subsequent to the Closing Date may differ from Predecessor's presentation. Consequently, the financial statements and notes for the Predecessor periods are not comparable to the Successor periods. Despite the separate presentation, our core operations have not changed (see Note 3 for further information on the AerCap Transaction).

        The accompanying unaudited, Condensed, Consolidated Financial Statements have been prepared in accordance with GAAP for interim financial information and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.

        The accompanying unaudited, Condensed, Consolidated Financial Statements include our accounts and accounts of all other entities in which we have a controlling financial interest. See Note 17—Variable Interest Entities. All material intercompany accounts have been eliminated in consolidation.

        Results for the Predecessor periods for the three and nine months ended September 30, 2013 include out of period adjustments related to prior periods, which decreased pre-tax loss by approximately $10.8 million, and $13.3 million, respectively, and decreased after-tax loss by approximately $7.0 million and $15.0 million, respectively. The pre-tax out of period adjustments for the three and nine months ended September 30, 2013, primarily relate to, among others, (i) an $18.6 million and a $19.5 million decrease, respectively, to pre-tax loss due to favorable adjustments to interest expense to correct and fully align amortization of deferred debt issue costs and debt discounts in prior periods with the effective interest method; (ii) a $6.1 million and a $2.5 million increase, respectively, to pre-tax loss to correctly reflect legal expenses previously paid by AIG on our behalf; and (iii) a $5.1 million and a $5.5 million increase, respectively, to pre-tax loss to correct lease revenue to fully align amortization of prepaid lease costs on certain leases with early termination options. After-tax results for the nine months ended September 30, 2013, were also favorably impacted by $8.3 million for the reversal of IRS audit interest expense amounts in the first quarter of 2013 that were incorrectly recognized in the fourth quarter 2011 tax provision.

        Management has determined, after evaluating the quantitative and qualitative aspects of these out of period adjustments, both individually and in the aggregate, that our current and prior period financial statements are not materially misstated.

        The Unaudited Condensed, Consolidated Statements of Cash Flows for the period beginning January 1, 2014 and ending May 13, 2014, includes a reclassification of $53.5 million to increase net cash provided by operating activities and to increase net cash used in investing activities with respect to providing short-term financing to a customer. There were no changes to the Condensed, Consolidated Balance Sheets or Statements of Operations as a result of this reclassification for this period. Management does not believe that the reclassification is material to the financial statements taken as a whole.

        In the opinion of management, all adjustments considered necessary for a fair statement of the results for the interim periods presented have been included. Operating results for the three months ended September 30, 2014 and the period beginning February 5, 2014 and ending September 30, 2014, are not necessarily indicative of the results that may be expected for the period beginning February 5, 2014 and ending December 31, 2014. These statements should be read in conjunction with the Consolidated Financial Statements and footnotes thereto included in our Predecessor's Annual Report on Form 10-K for the year ended December 31, 2013.